Concentrations of Credit Risk (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 customer		Dec. 31, 2013 customer		Dec. 31, 2012 customer
Concentrations of Credit Risk
Accounts receivable balances	16,492	[1]	8,463	[1]
Customer concentration | Revenue
Concentrations of Credit Risk
Concentration risk	16.00%		10.00%		10.00%
Number of customers	1		0		0
Customer concentration | Accounts receivable
Concentrations of Credit Risk
Concentration risk	41.00%		59.00%
EQT | Customer concentration | Revenue
Concentrations of Credit Risk
Concentration risk	69.00%		88.00%		87.00%

[1]	Financial statements as of December 31, 2013 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. See Note 2.